United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1 – September 30, 2014

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

September 30, 2014 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-89.9%
CONSUMER DISCRETIONARY-9.3%
	Apparel Retail-4.4%
50,000	Chico’s FAS, Inc.	$738,500
62,000	Foot Locker, Inc.	3,450,300
		4,188,800
	Auto Parts & Equipment-0.2%
6,400	Standard Motor Products, Inc.	220,352

	Automotive Retail-1.8%
22,000	Lithia Motors, Inc., Class A	1,665,180

	Computer & Electronics Retail-0.1%
2,800	GameStop Corp., Class A	115,360

	Home Furnishing Retail-0.1%
5,600	Kirkland’s, Inc.(1)	90,216

	Housewares & Specialties-2.2%
33,750	Jarden Corp.(1)	2,028,713

	Restaurants-0.5%
3,500	Buffalo Wild Wings, Inc.(1)	469,945

TOTAL CONSUMER DISCRETIONARY		8,778,566

CONSUMER STAPLES-3.9%
	Brewers-1.9%
8,000	Boston Beer Co., Inc., Class A(1)	1,774,080

	Food Distributors-0.1%
2,000	United Natural Foods, Inc.(1)	122,920

	Food Retail-0.4%
4,500	Fresh Market, Inc.(1)	157,185
6,750	Sprouts Farmers Market, Inc.(1)	196,223
		353,408
	Packaged Foods & Meats-1.5%
1,050	Hain Celestial Group, Inc.(1)	107,467
37,400	WhiteWave Foods Co.(1)	1,358,742
		1,466,209
TOTAL CONSUMER STAPLES		3,716,617

ENERGY-6.4%
	Oil & Gas Drilling-0.4%
9,000	Atwood Oceanics, Inc.(1)	393,210

	Oil & Gas Equipment & Services-0.3%
7,100	Superior Energy Services, Inc.	233,377

Shares/Principal Amount		Value
	Oil & Gas Exploration & Production-4.6%
48,500	Carrizo Oil & Gas, Inc.(1)	$2,610,270
40,000	Rex Energy Corp.(1)	506,800
12,000	Rosetta Resources, Inc.(1)	534,720
8,750	SM Energy Co.	682,500
		4,334,290
	Oil & Gas Refining & Marketing-1.1%
17,750	Tesoro Corp.	1,082,395

TOTAL ENERGY		6,043,272

FINANCIALS-9.0%
	Asset Management & Custody Banks-1.4%
15,000	Cohen & Steers, Inc.	576,600
66,000	WisdomTree Investments, Inc.(1)	751,080
		1,327,680
	Consumer Finance-0.6%
10,700	Portfolio Recovery Associates, Inc.(1)	558,861

	Investment Banking & Brokerage-2.4%
1,200	Lazard, Ltd., Class A	60,840
45,900	Stifel Financial Corp.(1)	2,152,251
		2,213,091
	Property & Casualty Insurance-1.3%
19,500	Allied World Assurance Co. Holdings AG	718,380
20,000	First American Financial Corp.	542,400
		1,260,780
	Regional Banks-3.3%
20,000	Banner Corp.	769,400
105,000	Cardinal Financial Corp.	1,792,350
10,000	UMB Financial Corp.	545,500
		3,107,250
TOTAL FINANCIALS		8,467,662

HEALTH CARE-11.5%
	Biotechnology-2.9%
35,000	Cubist Pharmaceuticals, Inc.(1)	2,321,900
4,850	Ironwood Pharmaceuticals, Inc.(1)	62,832
2,200	Medivation, Inc.(1)	217,514
4,000	Neurocrine Biosciences, Inc.(1)	62,680
2,000	NPS Pharmaceuticals, Inc.(1)	52,000
		2,716,926
	Health Care Equipment-3.3%
25,000	Analogic Corp.	1,599,000
35,000	Insulet Corp.(1)	1,289,750
15,000	SurModics, Inc.(1)	272,400
		3,161,150
	Health Care Services-2.2%
26,500	Covance, Inc.(1)	2,085,550

	Health Care Supplies-2.0%
14,500	Align Technology, Inc.(1)	749,360
30,000	Neogen Corp.(1)	1,185,000

Shares/Principal Amount		Value
		$1,934,360
	Pharmaceuticals-1.1%
9,500	Prestige Brands Holdings, Inc.(1)	307,515
4,500	Salix Pharmaceuticals, Ltd.(1)	703,080
		1,010,595
TOTAL HEALTH CARE		10,908,581

INDUSTRIALS-31.1%
	Aerospace & Defense-7.4%
78,000	Hexcel Corp.(1)	3,096,600
52,400	Moog, Inc., Class A(1)	3,584,160
4,300	Triumph Group, Inc.	279,715
		6,960,475
	Airlines-2.5%
19,000	Allegiant Travel Co.	2,349,540

	Building Products-3.9%
54,000	AAON, Inc.	918,540
27,000	Lennox International, Inc.	2,075,490
30,000	Masco Corp.	717,600
		3,711,630
	Construction & Engineering-7.9%
57,850	Chicago Bridge & Iron Co., N.V.	3,346,622
10,000	MasTec, Inc.(1)	306,200
105,700	Quanta Services, Inc.(1)	3,835,853
		7,488,675
	Construction Machinery & Heavy Equipment-1.2%
42,000	Commercial Vehicle Group, Inc.(1)	259,560
10,000	Manitowoc Co., Inc.	234,500
20,000	Terex Corp.	635,400
		1,129,460
	Electronics-1.2%
18,000	OSI Systems, Inc.(1)	1,142,640

	Industrial Machinery-1.3%
20,000	Chart Industries, Inc.(1)	1,222,600

	Miscellaneous Manufacturing-0.7%
20,000	Actuant Corp., Class A	610,400

	Office Services & Supplies-0.1%
8,500	Steelcase, Inc., Class A	137,615

	Trading Companies & Distributors-3.4%
9,000	H&E Equipment Services, Inc.	362,520
25,600	United Rentals, Inc.(1)	2,844,160
		3,206,680
	Trucking-1.5%
15,500	Ryder System, Inc.	1,394,535

TOTAL INDUSTRIALS		29,354,250

Shares/Principal Amount		Value
INFORMATION TECHNOLOGY-13.4%
	Application Software-3.1%
30,000	Bottomline Technologies (de), Inc.(1)	$827,700
4,600	Concur Technologies, Inc.(1)	583,372
33,000	NetScout Systems, Inc.(1)	1,511,400
		2,922,472
	Computer Hardware-1.2%
23,900	NCR Corp.(1)	798,499
2,500	Stratasys, Ltd.(1)	301,950
		1,100,449
	Data Processing & Outsourced Services-2.6%
24,700	Heartland Payment Systems, Inc.	1,178,684
15,000	Syntel, Inc.(1)	1,319,100
		2,497,784
	Electronic Manufacturing Services-0.7%
30,000	Benchmark Electronics, Inc.(1)	666,300

	Internet Software & Services-1.7%
33,000	Blucora, Inc.(1)	502,920
18,000	Conversant, Inc.(1)	616,500
10,000	j2 Global, Inc.	493,600
		1,613,020
	Semiconductor Equipment-2.4%
79,400	Teradyne, Inc.	1,539,566
30,000	Ultratech, Inc.(1)	682,500
		2,222,066
	Semiconductors-0.9%
13,500	Cree, Inc.(1)	552,825
4,800	First Solar, Inc.(1)	315,888
		868,713
	Systems Software-0.7%
26,500	Qualys, Inc.(1)	704,900

	Technology Hardware, Storage & Supplies-0.1%
1,000	3D Systems Corp.(1)	46,370

TOTAL INFORMATION TECHNOLOGY		12,642,074

MATERIALS-2.5%
	Diversified Metals & Mining-1.2%
18,000	US Silica Holdings, Inc.	1,125,180

	Forest Products-1.3%
87,800	Louisiana-Pacific Corp.(1)	1,193,202

TOTAL MATERIALS		2,318,382

UTILITIES-2.8%
	Electric Utilities-2.8%
75,000	ITC Holdings Corp.	2,672,250

Shares/Principal Amount		Value

TOTAL UTILITIES		$2,672,250

TOTAL COMMON STOCKS
(Cost $51,616,350)		84,901,654

EXCHANGE TRADED FUNDS-4.0%
16,000	iShares® Russell 2000® ETF	1,749,600
15,150	iShares® Russell 2000® Growth ETF	1,964,803

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,908,405)		3,714,403

SHORT TERM INVESTMENTS-3.8%
	Mutual Funds-3.8%
3,605,346	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	3,605,346

TOTAL SHORT TERM INVESTMENTS
(Cost $3,605,346)		3,605,346

TOTAL INVESTMENTS-97.7%
(Cost $58,130,101)		92,221,403
OTHER ASSETS AND LIABILITIES-NET(2)-2.3%		2,206,111
NET ASSETS-100.0%		$94,427,514

(1) Non-income producing security.

(2) Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2014.

The following acronyms are used throughout this portfolio:

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF	-	Exchange Traded Fund.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

September 30, 2014 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-96.8%
CONSUMER DISCRETIONARY-9.8%
	Apparel Retail-0.9%
25,000	Gap, Inc.	$1,042,250
33,000	TJX Cos., Inc.	1,952,610
		2,994,860
	Auto Parts & Equipment-2.1%
100,000	Delphi Automotive PLC	6,134,000
30,000	Johnson Controls, Inc.	1,320,000
		7,454,000
	Automobile Manufacturers-1.1%
150,000	Ford Motor Co.	2,218,500
14,000	Toyota Motor Corp., Sponsored ADR	1,645,420
		3,863,920
	Broadcasting-1.5%
100,000	CBS Corp., Class B	5,350,000

	Cable & Satellite-0.5%
35,000	Comcast Corp., Class A	1,882,300

	Department Stores-1.7%
100,000	Macy’s, Inc.	5,818,000

	Movies & Entertainment-2.0%
80,000	Walt Disney Co.	7,122,400

TOTAL CONSUMER DISCRETIONARY		34,485,480

CONSUMER STAPLES-4.7%
	Drugs Retail-2.8%
125,000	CVS Health Corp.	9,948,750

	Food Retail-0.8%
75,000	Mondelez International, Inc., Class A	2,569,875

	Packaged Foods & Meats-1.1%
22,000	Mead Johnson Nutrition Co.	2,116,840
25,000	Nestle SA, Sponsored ADR	1,840,750
		3,957,590
TOTAL CONSUMER STAPLES		16,476,215

ENERGY-7.7%
	Oil & Gas Equipment & Services-0.9%
21,000	National Oilwell Varco, Inc.	1,598,100
16,500	Schlumberger, Ltd.	1,677,885
		3,275,985
	Oil & Gas Exploration & Production-5.5%
100,000	Carrizo Oil & Gas, Inc.(1)	5,382,000
15,000	Cimarex Energy Co.	1,897,950

Shares/Principal Amount		Value
81,000	Continental Resources, Inc.(1)	$5,384,880
35,500	EQT Corp.	3,249,670
15,000	Rosetta Resources, Inc.(1)	668,400
80,000	Southwestern Energy Co.(1)	2,796,000
		19,378,900
	Oil & Gas Refining & Marketing-1.3%
31,000	Marathon Petroleum Corp.	2,624,770
45,000	Valero Energy Corp.	2,082,150
		4,706,920
TOTAL ENERGY		27,361,805

FINANCIALS-17.1%
	Asset Management & Custody Banks-3.0%
265,000	Invesco, Ltd.	10,462,200

	Consumer Finance-2.7%
110,000	American Express Co.	9,629,400

	Diversified Banks-3.9%
60,000	Toronto-Dominion Bank	2,963,400
210,000	Wells Fargo & Co.	10,892,700
		13,856,100
	Investment Banking & Brokerage-2.0%
200,000	Morgan Stanley	6,914,000

	Property & Casualty Insurance-2.2%
75,000	ACE, Ltd.	7,865,250

	Regional Banks-3.3%
150,000	BB&T Corp.	5,581,500
300,000	Fifth Third Bancorp	6,006,000
		11,587,500
TOTAL FINANCIALS		60,314,450

HEALTH CARE-15.2%
	Biotechnology-4.9%
35,000	Amgen, Inc.	4,916,100
80,000	Celgene Corp.(1)	7,582,400
24,000	Gilead Sciences, Inc.(1)	2,554,800
5,900	Regeneron Pharmaceuticals, Inc.(1)	2,127,068
		17,180,368
	Health Care Distributors-1.6%
23,000	Cardinal Health, Inc.	1,723,160
20,000	McKesson Corp.	3,893,400
		5,616,560
	Health Care Equipment-0.5%
25,000	Baxter International, Inc.	1,794,250

	Managed Health Care-2.0%
25,000	Aetna, Inc.	2,025,000
60,000	UnitedHealth Group, Inc.	5,175,000
		7,200,000
	Pharmaceuticals-6.2%
100,000	Abbott Laboratories	4,159,000
100,000	Johnson & Johnson	10,659,000

Shares/Principal Amount		Value
85,000	Merck & Co., Inc.	$5,038,800
60,000	Zoetis, Inc.	2,217,000
		22,073,800
TOTAL HEALTH CARE		53,864,978

INDUSTRIALS-18.8%
	Aerospace & Defense-7.0%
23,000	B/E Aerospace, Inc.(1)	1,930,620
75,000	Boeing Co.	9,553,500
75,000	Honeywell International, Inc.	6,984,000
60,000	Moog, Inc., Class A(1)	4,104,000
9,500	Precision Castparts Corp.	2,250,360
		24,822,480
	Air Freight & Logistics-0.9%
20,000	FedEx Corp.	3,229,000

	Airlines-1.6%
112,500	Southwest Airlines Co.	3,799,125
40,000	United Continental Holdings, Inc.(1)	1,871,600
		5,670,725
	Construction & Engineering-2.2%
135,000	Chicago Bridge & Iron Co., N.V.	7,809,750

	Electrical Components & Equipment-0.2%
20,000	Sensata Technologies Holding N.V.(1)	890,600

	Industrial Conglomerates-2.8%
386,500	General Electric Co.	9,902,130

	Railroads-2.5%
80,000	Union Pacific Corp.	8,673,600

	Trucking-1.6%
75,000	JB Hunt Transport Services, Inc.	5,553,750

TOTAL INDUSTRIALS		66,552,035

INFORMATION TECHNOLOGY-20.7%
	Application Software-0.3%
12,000	ANSYS, Inc.(1)	908,040

	Communications Equipment-3.0%
10,000	F5 Networks, Inc.(1)	1,187,400
125,000	QUALCOMM, Inc.	9,346,250
		10,533,650
	Computer Hardware-2.4%
84,000	Apple, Inc.	8,463,000

	Computer Storage & Peripherals-3.2%
225,000	EMC Corp.	6,583,500
50,000	SanDisk Corp.	4,897,500
		11,481,000
	Internet Software & Services-2.5%
8,500	Equinix, Inc.(1)	1,806,080

Shares/Principal Amount		Value
6,000	Google, Inc., Class A(1)	$3,530,460
6,000	Google, Inc., Class C(1)	3,464,160
		8,800,700
	Semiconductor Equipment-1.5%
50,000	Applied Materials, Inc.	1,080,500
16,000	KLA-Tencor Corp.	1,260,480
40,000	Lam Research Corp.	2,988,000
		5,328,980
	Semiconductors-3.0%
55,000	Avago Technologies, Ltd.	4,785,000
100,000	Broadcom Corp., Class A	4,042,000
96,500	Freescale Semiconductor, Ltd.(1)	1,884,645
		10,711,645
	Systems Software-4.8%
200,000	Microsoft Corp.	9,272,000
200,000	Oracle Corp.	7,656,000
		16,928,000
TOTAL INFORMATION TECHNOLOGY		73,155,015

MATERIALS-2.8%
	Diversified Chemicals-1.2%
30,000	Eastman Chemical Co.	2,426,700
10,000	PPG Industries, Inc.	1,967,400
		4,394,100
	Fertilizers & Agricultural Chemicals-1.6%
11,500	CF Industries Holdings, Inc.	3,211,030
21,000	Monsanto Co.	2,362,710
		5,573,740
TOTAL MATERIALS		9,967,840

TOTAL COMMON STOCKS
(Cost $217,950,845)		342,177,818

SHORT TERM INVESTMENTS-3.8%
	Mutual Funds-3.8%
13,517,972	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	13,517,972

TOTAL SHORT TERM INVESTMENTS
(Cost $13,517,972)		13,517,972

TOTAL INVESTMENTS-100.6%
(Cost $231,468,817)		355,695,790
OTHER ASSETS AND LIABILITIES-NET(2)-(0.6)%		(1,974,141)
NET ASSETS-100.0%		$353,721,649

(1) Non-income producing security.

(2) Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2014.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2014 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-56.2%
CONSUMER DISCRETIONARY-3.9%
	Auto Parts & Equipment-0.4%
10,000	Johnson Controls, Inc.	$440,000

	Cable & Satellite-0.5%
10,000	Comcast Corp., Class A	537,800

	Department Stores-1.4%
24,000	Macy’s, Inc.	1,396,320

	Home Improvement Retail-0.6%
6,500	Home Depot, Inc.	596,310

	Restaurants-1.0%
10,500	McDonald’s Corp.	995,505

TOTAL CONSUMER DISCRETIONARY		3,965,935

CONSUMER STAPLES-5.7%
	Drugs Retail-0.8%
10,000	CVS Health Corp.	795,900

	Packaged Foods & Meats-3.9%
12,000	ConAgra Foods, Inc.	396,480
10,000	General Mills, Inc.	504,500
8,000	Kraft Foods Group, Inc.	451,200
20,000	Kroger Co.	1,040,000
10,000	Mead Johnson Nutrition Co.	962,200
7,500	Nestle SA, Sponsored ADR	552,225
		3,906,605
	Soft Drinks-0.6%
13,000	Coca-Cola Co.	554,580

	Tobacco-0.4%
9,000	Altria Group, Inc.	413,460

TOTAL CONSUMER STAPLES		5,670,545

ENERGY-7.4%
	Integrated Oil & Gas-3.0%
8,000	Chevron Corp.	954,560
12,000	Exxon Mobil Corp.	1,128,600
9,000	Occidental Petroleum Corp.	865,350
		2,948,510
	Oil & Gas Drilling-0.7%
25,000	Seadrill, Ltd.	669,000

	Oil & Gas Equipment & Services-1.7%
5,000	National Oilwell Varco, Inc.	380,500
14,000	Oceaneering International, Inc.	912,380

Shares/Principal Amount		Value
3,800	Schlumberger, Ltd.	$386,422
		1,679,302
	Oil & Gas Exploration & Production-1.4%
18,000	ConocoPhillips	1,377,360

	Oil & Gas Refining & Marketing-0.6%
7,000	Marathon Petroleum Corp.	592,690

TOTAL ENERGY		7,266,862

FINANCIALS-7.1%
	Consumer Finance-0.9%
10,000	American Express Co.	875,400

	Diversified Banks-0.7%
16,000	US Bancorp	669,280

	Life & Health Insurance-0.7%
8,000	Prudential Financial, Inc.	703,520

	Other Diversified Financial Services-0.9%
15,000	JPMorgan Chase & Co.	903,600

	Property & Casualty Insurance-1.4%
13,000	ACE, Ltd.	1,363,310

	Regional Banks-2.1%
18,000	BB&T Corp.	669,780
16,000	PNC Financial Services Group, Inc.	1,369,280
		2,039,060
	Retail REITS-0.4%
12,500	National Retail Properties, Inc.	432,125

TOTAL FINANCIALS		6,986,295

HEALTH CARE-5.4%
	Health Care Distributors-1.3%
6,800	McKesson Corp.	1,323,756

	Pharmaceuticals-4.1%
26,500	Bristol-Myers Squibb Co.(1)	1,356,270
11,000	Johnson & Johnson	1,172,490
10,000	Merck & Co., Inc.	592,800
24,000	Roche Holding AG, Sponsored ADR	887,760
		4,009,320
TOTAL HEALTH CARE		5,333,076

INDUSTRIALS-7.6%
	Aerospace & Defense-1.5%
7,000	Boeing Co.	891,660
6,000	Honeywell International, Inc.	558,720
		1,450,380

Shares/Principal Amount		Value
	Air Freight & Logistics-0.6%
5,700	United Parcel Service, Inc., Class B	$560,253

	Construction & Engineering-0.9%
15,000	Chicago Bridge & Iron Co., N.V.	867,750

	Industrial Conglomerates-0.8%
30,000	General Electric Co.	768,600

	Industrial Machinery-0.5%
8,000	Eaton Corp. PLC	506,960

	Railroads-3.3%
10,000	Norfolk Southern Corp.	1,116,000
20,000	Union Pacific Corp.	2,168,400
		3,284,400
TOTAL INDUSTRIALS		7,438,343

INFORMATION TECHNOLOGY-11.1%
	Communications Equipment-1.7%
22,500	Cisco Systems, Inc.	566,325
15,000	QUALCOMM, Inc.	1,121,550
		1,687,875
	Computer Hardware-3.6%
24,500	Apple, Inc.	2,468,375
6,000	International Business Machines Corp.(1)	1,138,980
		3,607,355
	Internet Software & Services-1.6%
1,400	Google, Inc., Class A(2)	823,774
1,400	Google, Inc., Class C(2)	808,304
		1,632,078
	Semiconductor Equipment-1.0%
27,000	Applied Materials, Inc.	583,470
5,000	KLA-Tencor Corp.	393,900
		977,370
	Semiconductors-2.5%
17,500	Broadcom Corp., Class A	707,350
19,000	Intel Corp.(1)	661,580
22,000	Texas Instruments, Inc.	1,049,180
		2,418,110
	Systems Software-0.7%
15,000	Microsoft Corp.	695,400

TOTAL INFORMATION TECHNOLOGY		11,018,188

MATERIALS-4.6%
	Commodity Chemicals-0.6%
5,500	LyondellBasell Industries NV, Class A	597,630

	Diversified Chemicals-2.5%
12,000	Dow Chemical Co.	629,280
13,000	EI du Pont de Nemours & Co.	932,880
5,000	PPG Industries, Inc.	983,700

Shares/Principal Amount		Value
		$2,545,860
	Fertilizers & Agricultural Chemicals-0.5%
1,800	CF Industries Holdings, Inc.	502,596

	Paper Products-1.0%
20,000	International Paper Co.	954,800

TOTAL MATERIALS		4,600,886

TELECOMMUNICATION SERVICES-1.1%
	Integrated Telecommunication Services-1.1%
10,000	AT&T, Inc.	352,400
15,000	Verizon Communications, Inc.	749,850
		1,102,250
TOTAL TELECOMMUNICATION SERVICES		1,102,250

UTILITIES-2.3%
	Electric Utilities-2.3%
15,000	Duke Energy Corp.	1,121,550
10,000	NextEra Energy, Inc.	938,800
7,500	Southern Co.	327,375
		2,387,725
TOTAL UTILITIES		2,387,725

TOTAL COMMON STOCKS
(Cost $36,738,606)		55,770,105

EXCHANGE TRADED FUNDS-2.7%
20,500	iShares® MSCI EAFE ETF	1,314,460
3,500	iShares® Russell 2000® Growth ETF	453,915
18,000	SPDR® Barclays Convertible Securities ETF	893,700

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,404,096)		2,662,075

PREFERRED STOCKS-0.9%
	Regional Banks-0.7%
15,000	BB&T Corp., Series E, 5.625%(2)	347,100
15,000	PNC Financial Services Group, Inc., Series Q, 5.375%(2)	342,000
		689,100
	Specialized REITS-0.2%
10,000	Public Storage, Series S, 5.900%(2)	248,200

TOTAL PREFERRED STOCKS
(Cost $918,754)		937,300

CORPORATE BONDS-14.9%
	Automobile Manufacturers-0.9%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(3)	929,385

Shares/Principal Amount		Value

	Commercial Finance-1.6%
$500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	$511,984
$1,000,000	General Electric Capital Corp., 6.250%, Perpetual Maturity(4)(5)	1,082,154
		1,594,138
	Communications Equipment-1.1%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,065,056

	Computer Hardware-1.7%
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,035,339
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	607,417
		1,642,756
	Diversified Chemicals-1.0%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	964,970

	Health Care Equipment-0.6%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	550,777

	Health Care Services-0.5%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	518,053

	Healthcare REITS-0.5%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	518,996

	Investment Banking & Brokerage-0.5%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	547,794

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	486,919

	Networking Products-0.5%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	513,279

Shares/Principal Amount		Value
	Oil & Gas Exploration & Production-0.5%
$500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	$497,344

	Other Diversified Financial Services-1.6%
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,078,550
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	495,586
		1,574,136
	Packaged Foods & Meats-0.5%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	471,875

	Pharmaceuticals-0.5%
500,000	Pfizer, Inc., 3.400%, 5/15/2024	500,429

	Real Estate-0.7%
750,000	Simon Property Group LP, 2.750%, 2/1/2023	719,672

	Regional Banks-0.5%
500,000	PNC Bank NA, Subordinate Notes, 2.950%, 1/30/2023	486,300

	Semiconductors-0.5%
500,000	Texas Instruments, Inc., Sr. Unsecured Notes, 1.650%, 8/3/2019	486,952

	Software & Services-0.7%
750,000	Oracle Corp., 3.400%, 7/8/2024	748,171

TOTAL CORPORATE BONDS
(Cost $14,584,241)		14,817,002

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-4.2%
	Federal National Mortgage Association-3.3%
773,930	Series 2012-100, Class NA, 2.000%, 11/25/2041	753,102
1,500,000	Series 2003-39, Class JC, 4.000%, 5/25/2033	1,585,640
912,546	Series 2013-72, Class HG, 3.000%, 4/25/2033	936,467
		3,275,209
	Government National Mortgage Association-0.9%
919,043	Series 2013-88, Class LV, 2.500%, 9/16/2026(4)	900,222

Shares/Principal Amount		Value

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,228,552)		$4,175,431

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-3.6%
	Commercial Mortgage-Backed Securities-0.5%
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	497,502

	Federal Home Loan Mortgage Corp.-1.0%
967,122	Pool G30681, 3.500%, 1/1/2034	1,006,819
4,674	Pool E84004, 6.000%, 6/1/2016	4,776
		1,011,595
	Federal National Mortgage Association-2.1%
67,427	Pool 254831, 5.000%, 8/1/2023	74,410
487,409	Pool AM3301, 2.350%, 5/1/2023	472,449
885,647	Pool MA1449, 3.000%, 5/1/2028	910,794
304,229	Pool AE0375, 4.000%, 7/1/2025	324,721
232,862	Pool AD6175, 4.000%, 9/1/2025	248,548
		2,030,922
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $3,488,704)		3,540,019

U.S. GOVERNMENT AGENCY SECURITIES-4.9%
	Federal Home Loan Banks-2.5%
500,000	1.740%, 10/10/2018	498,506
450,000	5.250%, 6/10/2022	537,036
500,000	1.250%, 10/25/2022(3)	487,851
952,381	2.900%, 9/5/2025	915,400
		2,438,793

	Federal Home Loan Mortgage Corp.-1.9%
750,000	2.050%, 5/22/2023	711,061
750,000	3.050%, 6/27/2023	748,376
500,000	2.500%, 12/26/2025	468,602
		1,928,039

	Federal National Mortgage Association-0.5%
500,000	4.000%, 8/16/2027(3)	498,820

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $4,845,192)		4,865,652

Shares/Principal Amount		Value
TAXABLE MUNICIPAL BONDS-5.5%
	Alaska-0.5%
$500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	$548,675

	Florida-0.5%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	482,630

	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	215,510

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	291,341

	Ohio-1.2%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	501,540
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	675,278
		1,176,818
	Pennsylvania-1.4%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	577,415
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	551,570
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	301,916
		1,430,901
	Virginia-0.6%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	558,015

Shares/Principal Amount		Value
	West Virginia-0.2%
$250,000	West Virginia University, Refunding and Improvement Revenue Bonds, Series B, 2.419%, 10/1/2020	$247,022

	Wisconsin-0.6%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	565,345

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $5,076,317)		5,516,257

SHORT TERM INVESTMENTS-5.8%
	Mutual Funds-5.8%
5,731,207	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	5,731,207

TOTAL SHORT TERM INVESTMENTS
(Cost $5,731,207)		5,731,207

TOTAL INVESTMENTS-98.7%
(Cost $78,015,669)		98,015,048
OTHER ASSETS AND LIABILITIES- NET(6)-1.3%		1,305,049
NET ASSETS-100.0%		$99,320,097

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value
WRITTEN CALL OPTIONS(0.0%)(7)
(265)	Bristol-Myers Squibb Co., Expires 11/22/2014, Exercise Price $52.50	$(33,125)
(100)	Intel Corp., Expires 10/18/2014, Exercise Price $35.00	(8,200)
(60)	International Business Machines Corp., Expires 10/18/2014, Exercise Price $200.00	(2,640)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $45,470)		$(43,965)

TOTAL WRITTEN OPTIONS
(Premiums received $45,470)		$(43,965)

(1) Pledged security; a portion or all of the security is pledged as collateral for written options as of September 30, 2014.

(2) Non-income producing security.

(3) Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2014.

(4) Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014.

(5) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(6) Assets, other than investments in securities, less liabilities.

(7) Amount represents less than 0.05% of net assets.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2014.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
EAFE	-	Europe, Australia, Far East.
ETF	-	Exchange Traded Fund.
LP	-	Limited Partnership.
Ltd.	-	Limited.
MSCI	-	Morgan Stanley Capital International.
NA	-	National Association.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SPDR	-	Standard & Poor’s Depository Receipts.
Sr.	-	Senior.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2014 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-51.2%
	Federal Home Loan Mortgage Corp.-23.3%
$258,940	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$272,211
146,619	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	152,345
926,444	Series 2005-3030, Class FL, 0.554%, 9/15/2035, REMIC(1)	933,752
22,184	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	22,229
64,959	Series 2007-3342, Class FT, 0.604%, 7/15/2037, REMIC(1)	65,427
544,216	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	562,139
255,220	Series 2009-3540, Class KF, 1.204%, 11/15/2036, REMIC(1)	262,381
2,039,927	Series 2010-3758, Class FB, 0.654%, 11/15/2040, REMIC(1)	2,060,191
3,946,730	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	3,939,306
2,187,853	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,189,398
10,417,337	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	10,272,266
5,695,724	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	5,626,953
7,325,527	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC(2)	7,253,795
3,541,690	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	3,529,610
5,828,518	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	5,635,670
4,884,002	Series 2012-4136, Class NA, 1.250%, 11/15/2027, REMIC	4,632,598
5,138,022	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	4,958,484
4,209,770	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	4,071,492
4,144,473	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	4,185,511
1,960,589	Series 2014-4368, Class BE, 2.500%, 5/15/2031	1,988,614
		62,614,372
	Federal National Mortgage Association-27.1%
2,446,278	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	2,544,437
3,260,250	Series 2005-13, Class FQ, 0.555%, 3/25/2035, REMIC(1)	3,279,554

Shares/Principal Amount		Value
$53,238	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	$53,354
1,415,491	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	1,403,147
2,392,402	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	2,477,701
4,585,790	Series 2012-103, Class CE, 2.000%, 6/25/2039, REMIC(2)	4,513,669
4,129,211	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	3,967,936
4,408,305	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	4,207,873
3,978,253	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	3,914,517
3,779,488	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	3,755,114
3,286,200	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	3,172,363
3,558,098	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	3,631,850
3,553,179	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	3,428,903
4,618,835	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	4,702,219
4,479,334	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	4,336,954
4,145,876	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	4,261,629
4,390,204	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	4,289,857
1,430,968	Series 2003-39, Class JC, 4.000%, 5/25/2033	1,512,666
4,391,031	Series 2013-74, Class DG, 3.500%, 3/25/2028, REMIC	4,607,750
3,995,812	Series 2013-74, Class HA, 3.000%, 10/25/2037, REMIC	4,077,347
4,575,893	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	4,780,125
		72,918,965
	Government National Mortgage Association-0.8%
2,233,555	Series 2011-11, Class PC, 2.000%, 4/20/2040	2,205,522

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $140,067,816)		137,738,859

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-15.9%
	Federal Home Loan Mortgage Corp.-2.0%
841,456	Pool C91349, 4.500%, 12/1/2030	915,897
1,942,471	Pool C91361, 4.000%, 3/1/2031	2,073,663
2,310,985	Pool J16706, 3.000%, 9/1/2021	2,398,571
		5,388,131

Shares/Principal Amount		Value
	Federal National Mortgage Association-13.9%
$3,253,032	Pool MA0957, 3.000%, 1/1/2022	$3,388,681
723,422	Pool 972080, 5.000%, 2/1/2023	782,676
1,483,450	Pool AM2737, 1.660%, 3/1/2023	1,444,229
7,257,849	Pool MA0641, 4.000%, 2/1/2031	7,763,097
3,938,568	Pool MA0667, 4.000%, 2/1/2031	4,212,231
3,084,152	Pool MA0695, 4.000%, 4/1/2031	3,298,642
1,894,208	Pool MA0756, 4.000%, 5/1/2031	2,025,962
5,295,959	Pool MA0818, 4.000%, 8/1/2031	5,664,038
4,560,183	Pool MA1459, 3.000%, 6/1/2033	4,631,961
923,432	Pool MA0921, 3.000%, 12/1/2021	961,932
3,276,409	Pool MA1820, 2.500%, 1/1/2029	3,279,285
		37,452,734

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $41,702,294)		42,840,865

U.S. GOVERNMENT AGENCY SECURITIES-8.7%
	Federal Agricultural Mortgage Corp.-1.2%
3,000,000	5.125%, 4/19/2017(3)	3,304,953

	Federal Farm Credit Bank-2.0%
5,000,000	2.100%, 12/5/2022	4,822,000
450,000	2.400%, 2/13/2023	441,179
		5,263,179

	Federal Home Loan Bank-1.3%
500,000	1.250%, 1/30/2023(2)	490,017
500,000	1.500%, 2/21/2023(2)	494,393
500,000	1.500%, 5/22/2023(2)	484,388
1,000,000	2.770%, 4/4/2025	958,587
1,100,000	2.500%, 4/17/2028(2)	1,023,665
		3,451,050

	Federal Home Loan Mortgage Corp.-2.5%
3,000,000	2.080%, 5/22/2023	2,867,319
2,000,000	3.050%, 6/27/2023	1,995,668
2,000,000	3.000%, 12/19/2025	1,959,092
		6,822,079

	Federal National Mortgage Association-1.7%
500,000	5.730%, 5/26/2027	517,922
4,000,000	4.000%, 8/16/2027(2)	3,990,556
		4,508,478

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $23,412,438)		23,349,739

U.S. TREASURY BONDS-4.4%
	U.S. Treasury Bonds-4.4%
8,000,000	7.625%, 2/15/2025	11,760,000

Shares/Principal Amount		Value

TOTAL U.S. TREASURY BONDS
(cost $12,405,447)		$11,760,000

TAXABLE MUNICIPAL BONDS-18.0%
	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	989,111

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,150,620

	California-0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	621,830

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,088,620
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,141,490
		2,230,110
	Illinois-1.5%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,090,500
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	509,668
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,121,860
	Will Grundy Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	165,702
1,000,000	6.650%, 1/1/2026	1,158,220
		4,045,950

Shares/Principal Amount		Value
	Indiana-0.9%
$550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	$528,412
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	750,319
700,000	3.150%, 7/15/2023	680,603
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	507,957
		2,467,291

	Kansas-0.5%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	490,941
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	206,974
380,000	5.500%, 9/1/2023	393,243
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	342,072
		1,433,230

	Kentucky-1.8%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,620,590
300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	324,573
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	321,723
315,000	5.250%, 12/1/2025	339,416
1,120,000	Kentucky Asset Liability Commission, Revenue Bonds, 2.998%, 4/1/2023	1,103,290
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,113,100
		4,822,692

	Maryland-0.3%
825,000	City of Baltimore, Consolidated Public Improvement, General Obligation Unlimited Bonds, Series B, 3.000%, 10/15/2016	864,608

Shares/Principal Amount		Value
	Michigan-0.7%
$570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	$627,080
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	334,736
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	892,056
		1,853,872

	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	537,565

	Mississippi-0.1%
230,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	252,632

	Missouri-1.6%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,801,375
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,432,040
		4,233,415

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	251,784

	New Mexico-0.2%
515,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, 2.220%, 6/1/2020	497,418

	New York-0.3%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	669,827

	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,055,924

Shares/Principal Amount		Value
	Ohio-3.3%
$1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	$1,384,625
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	310,040
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,022,310
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	581,480
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	565,820
1,085,000	Jackson City, Ohio, School District Unlimited General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,028,200
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	194,836
260,000	5.500%, 12/1/2022	284,289
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,053,170
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	638,493
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	769,264
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	985,950
		8,818,477
	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,024,500
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	875,640
		1,900,140

Shares/Principal Amount		Value
	Pennsylvania-1.4%
$1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	$1,055,310
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,114,820
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	958,020
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	571,580
		3,699,730
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	1,016,085

	Texas-1.5%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	565,555
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,153,780
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,374,178
		4,093,513
	Utah-0.2%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	563,550

	West Virginia-0.1%
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	237,803

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $45,871,344)		48,307,177

NON-TAXABLE MUNICIPAL BONDS-0.4%
	Texas-0.4%
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,032,800

	Shares/Principal Amount	Value

	TOTAL NON-TAXABLE MUNICIPAL BONDS
	(Cost $1,004,769)	$1,032,800

	SHORT TERM INVESTMENTS-1.4%
	Mutual Funds-1.4%
3,847,000	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	3,847,000

	TOTAL SHORT TERM INVESTMENTS
	(Cost $3,847,000)	3,847,000

	TOTAL INVESTMENTS-100.0%
	(Cost $268,311,108)	268,876,440
	OTHER ASSETS AND LIABILITIES-NET(4)-0.0%(5)	93,238
	NET ASSETS-100.0%	$268,969,678

(1) Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014.

(2) Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2014.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $3,304,953 or 1.2% of net assets.

(4) Assets, other than investments in securities, less liabilities.

(5) Amount represents less than 0.05% of net assets.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2014.

The following acronyms are used throughout this portfolio:

REMIC	-	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2014 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-98.6%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,008,957

	New Mexico-0.1%
125,000	New Mexico State Mortgage Finance Authority Revenue Bonds, 3.000%, 3/1/2024	123,884

	Ohio-2.5%
1,250,000	City of Elyria, Ohio, General Obligation Limited Bonds, 3.000%, 12/1/2026	1,244,913
400,000	Ohio State University, Special Obligation Revenue Bonds, 3.375%, 12/1/2028	407,104
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,319,021
		2,971,038
	Pennsylvania-0.7%
305,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	305,473
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	571,580
		877,053
	Texas-4.2%
670,000	Brazoria County, Texas, Municipal Utility District No. 34 General Obligation Unlimited Bonds, 7.500%, 9/1/2035	760,055
200,000	City of Arlington, Texas, Water & Wastewater System Revenue Bonds, Series A, 3.000%, 6/1/2027	201,670
500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	523,935
1,000,000	Harris County, Texas, Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	1,057,160

Shares/Principal Amount		Value
	Harris County, Texas, Water Control & Improvement District No. 84 General Obligation Unlimited Bonds:
$330,000	3.500%, 9/1/2026	$339,184
340,000	4.000%, 9/1/2027	358,030
345,000	4.000%, 9/1/2028	361,111
	Montgomery County, Texas, Municipal Utility District No. 83 General Obligation Unlimited Bonds:
435,000	3.375%, 9/1/2025	426,222
455,000	3.500%, 9/1/2026	446,287
475,000	3.500%, 9/1/2027	455,857
		4,929,511
	West Virginia-90.2%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,255,773
400,000	4.000%, 5/1/2024	441,576
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
320,000	4.750%, 12/1/2019	329,891
880,000	4.125%, 12/1/2030	887,480
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	836,253
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
250,000	4.250%, 12/1/2024, (AGM)	254,622
500,000	Series A, 2.200%, 12/1/2022	493,355
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
1,100,000	Series A, 3.650%, 10/1/2018	1,144,825
1,045,000	Series A, 3.500%, 10/1/2023	1,085,295
700,000	Series A, 4.650%, 3/1/2037	726,488
105,000	Series C, 2.000%, 10/1/2015	106,235
285,000	Series C, 3.500%, 10/1/2025	293,567
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	618,177
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	205,750
205,000	3.750%, 6/1/2025	217,650

Shares/Principal Amount		Value
$215,000	3.850%, 6/1/2026	$228,625
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	200,000
205,000	Series A, 3.600%, 10/1/2015	208,825
200,000	Series A, 3.800%, 10/1/2016	203,666
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	190,194
195,000	Series A, 2.750%, 12/1/2019	193,881
895,000	Series A, 4.400%, 8/1/2025	917,438
245,000	Series A, 3.500%, 12/1/2026	239,522
250,000	Series A, 3.600%, 12/1/2027	243,585
265,000	Series A, 3.700%, 12/1/2028	257,855
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	515,315
515,000	2.750%, 7/1/2023	507,882
500,000	4.000%, 7/1/2024	523,745
605,000	3.000%, 7/1/2025	604,982
575,000	3.100%, 7/1/2026	575,489
1,000,000	3.150%, 7/1/2027	1,001,720
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
150,000	3.500%, 10/1/2016	151,272
230,000	4.000%, 10/1/2020	231,989
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	248,832
490,000	Series A, 3.500%, 9/1/2027, (AGM)	495,954
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	240,106
600,000	Series B, 4.000%, 12/1/2027	639,984
500,000	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds, 4.000%, 6/1/2026	532,370
	Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	398,504
600,000	Series A, 2.200%, 9/1/2019	598,056
	Fairmont State University, West Virginia, Revenue Bonds:
1,400,000	Series B, 3.000%, 6/1/2024	1,368,864
1,000,000	Series B, 3.100%, 6/1/2025	981,240

Shares/Principal Amount		Value
$250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	$257,557
	Hardy County, West Virginia Board of Education:
1,285,000	2.250%, 6/1/2024	1,244,188
1,405,000	2.450%, 6/1/2026	1,372,797
610,000	2.625%, 6/1/2028	592,524
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	150,756
135,000	Series A, 3.250%, 6/1/2023	135,258
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,283,911
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,088,700
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
776,000	Series A, 5.250%, 7/1/2020	795,338
500,000	Series A, 5.000%, 7/1/2030	506,765
525,000	Series A, 5.250%, 7/1/2035	530,890
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monangalia County Building):
300,000	Series A, 4.000%, 2/1/2022	326,544
250,000	Series A, 4.000%, 2/1/2023	269,837
450,000	Series A, 3.000%, 2/1/2025	457,794
750,000	Series A, 3.125%, 2/1/2026	764,903
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	516,855
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
135,000	Series A, 4.000%, 8/1/2018, (NATL-RE FGIC)	138,784
1,930,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	1,999,171
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	515,775
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	638,142
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,722,824

Shares/Principal Amount		Value
$1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	$1,250,329
562,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	563,068
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	708,596
1,220,000	3.000%, 6/1/2023	1,306,522
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
942,000	Series A, 5.375%, 7/1/2018, (AMBAC)	1,043,887
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,433,950
2,505,000	Series C, 5.375%, 7/1/2021	2,872,283
1,500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,640,130
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	1,099,220
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,314,189
755,000	Series B, 3.500%, 11/1/2026	777,514
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	937,765
860,000	4.750%, 6/1/2022	872,410
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
150,000	Series A, 3.000%, 8/1/2015	153,536
500,000	Series A, 4.750%, 8/1/2029	562,965
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,771,959
365,000	Series B, 3.375%, 10/1/2023	382,268

Shares/Principal Amount		Value
$390,000	Series B, 3.500%, 10/1/2024	$409,258
415,000	Series B, 3.625%, 10/1/2025	435,264
435,000	Series B, 3.750%, 10/1/2026	456,006
2,050,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 2.500%, 12/15/2022	2,045,429
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	571,967
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	349,975
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,067,090
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,687,425
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	256,932
405,000	Series A, 4.000%, 4/1/2020	451,413
300,000	Series A, 4.250%, 4/1/2023	316,494
485,000	Series A, 5.000%, 4/1/2026	556,814
40,000	Series B, 5.000%, 4/1/2016	40,146
360,000	Series B, 3.200%, 4/1/2024	372,881
375,000	Series B, 3.375%, 4/1/2025	390,776
385,000	Series B, 3.500%, 4/1/2026	402,310
400,000	Series B, 3.600%, 4/1/2027	419,840
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,071,209
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,082,850
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	306,786
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	605,412
685,000	Series A, 2.000%, 11/1/2018	692,035
325,000	Series A, 3.600%, 5/1/2022	343,158
1,340,000	Series A, 3.200%, 11/1/2023	1,375,228

Shares/Principal Amount		Value
$1,000,000	Series A, 3.800%, 11/1/2024	$1,041,300
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	491,045
450,000	4.250%, 7/1/2018	501,854
310,000	5.000%, 7/1/2026	343,145
500,000	Series A, 3.000%, 7/1/2025	505,165
700,000	Series A, 3.125%, 7/1/2026	709,380
200,000	Series B, 3.000%, 7/1/2018	213,140
370,000	Series B, 4.000%, 7/1/2023	404,073
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	606,530
515,000	Series A, 5.000%, 7/1/2026	609,770
810,000	West Virginia State Road, General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	832,380
500,000	West Virginia State Road, General Obligation Unlimited Bonds, 5.000%, 6/1/2021, (NATL-RE FGIC)	514,590
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	297,081
335,000	Series A, 3.000%, 10/1/2020	339,043
340,000	Series A, 2.550%, 10/1/2021	333,574
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	409,896
1,000,000	Series A, 5.500%, 4/1/2016, (NATL-RE)	1,075,600
500,000	Series B, 5.000%, 10/1/2021, (NATL-RE FGIC)	500,000
345,000	Series B, 5.000%, 10/1/2025	407,307
750,000	Series B, 4.125%, 10/1/2031	801,900
1,000,000	Series C, 5.000%, 10/1/2026, (NATL-RE FGIC)	1,000,000
1,275,000	Series C, 5.000%, 10/1/2027, (NATL-RE FGIC)	1,275,000
500,000	Series C, 5.000%, 10/1/2034, (AGM)	500,000
2,000,000	Series C, 5.000%, 10/1/2034, (NATL-RE FGIC)	2,000,000
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,156,468
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	521,215

Shares/Principal Amount		Value
$250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	$274,013
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,515,249
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	618,540
600,000	Series A-II, 3.250%, 11/1/2025	616,644
1,000,000	Series A-II, 5.000%,11/1/2025, (NATL-RE FGIC)	1,044,980
900,000	Series A-II, 4.250%,11/1/2026, (NATL-RE FGIC)	918,756
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,040,230
725,000	Series B-II, 4.000%, 11/1/2025	787,495
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	522,545
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,044,990
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	668,746
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,163,760
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
370,000	Series A, 3.250%, 6/1/2015	377,626
700,000	Series A, 3.500%, 6/1/2016, (AGM)	736,729
625,000	Series A, 3.000%, 6/1/2018	653,712
875,000	Series A, 3.000%, 6/1/2019	912,153
500,000	Series A, 4.250%, 6/1/2026, (AGM)	513,475
500,000	Series A, 4.750%, 6/1/2036, (AGM)	517,845
		106,420,378
TOTAL MUNICIPAL BONDS
(Cost $113,084,417)		116,330,821

SHORT TERM INVESTMENTS-0.3%
	Mutual Funds-0.3%
314,239	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	314,239

Shares/Principal Amount	Value

TOTAL SHORT TERM INVESTMENTS
(Cost $314,239)	$314,239

TOTAL INVESTMENTS-98.9%
(Cost $113,398,656)	116,645,060
OTHER ASSETS AND LIABILITIES- NET(1)-1.1%	1,343,048
NET ASSETS-100.0%	$117,988,108

(1) Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2014.

The following acronyms are used throughout this portfolio:

AGM	-	Assured Guaranty Municipal.
AMBAC	-	AMBAC Indemnity Corp.
ARCs	-	Auction Rate Certificates.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
NATL-RE	-	Third party insurer for municipal debt securities.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2014 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Funds’ investments carried at value:

Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$84,901,654	$–	$–	$84,901,654
Exchange Traded Funds	3,714,403	–	–	3,714,403
Short Term Investments	3,605,346	–	–	3,605,346
Total	$92,221,403	$–	$–	$92,221,403

Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$342,177,818	$–	$–	$342,177,818
Short Term Investments	13,517,972	–	–	13,517,972
Total	$355,695,790	$–	$–	$355,695,790

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$55,770,105	$–	$–	$55,770,105
Exchange Traded Funds	2,662,075	–	–	2,662,075
Preferred Stocks	937,300	–	–	937,300
Corporate Bonds	–	14,817,002	–	14,817,002
U.S. Government Agency - Collateralized Mortgage Obligations	–	4,175,431	–	4,175,431
U.S. Government Agency - Mortgage Backed Securities	–	3,540,019	–	3,540,019
U.S. Government Agency Securities	–	4,865,652	–	4,865,652
Taxable Municipal Bonds	–	5,516,257	–	5,516,257
Short Term Investments	5,731,207	–	–	5,731,207
Total	$65,100,687	$32,914,361	$–	$98,015,048

Other Financial Instruments**
Liabilities
Written Options	$(43,965)	$–	$–	$(43,965)
Total	$(43,965)	$–	$–	$(43,965)

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$137,738,859	$–	$137,738,859
U.S. Government Agency - Mortgage Backed Securities	–	42,840,865	–	42,840,865
U.S. Government Agency Securities	–	23,349,739	–	23,349,739
U.S. Treasury Bonds	–	11,760,000	–	11,760,000
Taxable Municipal Bonds	–	48,307,177	–	48,307,177
Non-Taxable Municipal Bonds	–	1,032,800	–	1,032,800
Short Term Investments	3,847,000	–	–	3,847,000
Total	$3,847,000	$265,029,440	$–	$268,876,440

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$116,330,821	$–	$116,330,821
Short Term Investments	314,239	–	–	314,239
Total	$314,239	$116,330,821	$–	$116,645,060

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2014. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

* For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

**Other financial instruments are derivative instruments not reflected in the Portfolio of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors - In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The WesMark Balanced Fund had the following transactions in written options during the nine months ended September 30, 2014

	Written Call Options

	Contracts	Premiums
Outstanding, December 31, 2013	-	$-

Positions opened	(2,020)	174,276

Closed	1,155	(104,624)

Exercised	440	(24,182)

Outstanding, September 30, 2014	(425)	45,470

Market Value, September 30, 2014		$(43,965)

4. Unrealized Appreciation/(Depreciation)

At September 30, 2014 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$35,230,531	$(1,138,509)	$34,092,022	$58,129,381
Growth Fund	$124,958,294	$(731,321)	$124,226,973	$231,468,817
Balanced Fund	$20,682,466	$(683,087)	$19,999,379	$78,015,669
Government Bond Fund	$4,700,309	$(4,134,977)	$565,332	$268,311,108
West Virginia Municipal Bond Fund	$3,616,472	$(370,068)	$3,246,404	$113,398,656

5. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2014, 35% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 26, 2014

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 26, 2014